Not FDIC Insured May Lose Value No Bank Guarantee
132-Q3PH

Schedules of Investments
(unaudited)
Franklin Floating Rate Income Fund 2
Franklin Floating Rate Master Series 14
Notes to Schedules of Investments 31

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), April 30, 2022
Franklin Floating Rate Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 5.9%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 60,641
Machinery 0.3%
a
UTEX Industries, Inc. .................................. United States 32,616 2,397,276
Oil, Gas & Consumable Fuels 5.6%
b
Quarternorth Energy Holding, Inc. ......................... United States 331,161 43,216,510
Road & Rail 0.0%
†
a,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 7,733,610 95,300
Total Common Stocks (Cost $42,868,126) ......................................
45,769,727
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 312,895
a
Total Preferred Stocks (Cost $281,502) .........................................
312,895
Warrants
Warrants 2.0%
Machinery 0.0%
†
a,c
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 21,342
Oil, Gas & Consumable Fuels 2.0%
a,b
Quarternorth Energy Holding, Inc., 2/01/49 .................. United States 119,957 15,654,389
Total Warrants (Cost $14,454,819) .............................................
15,675,731
Principal
Amount
*
Corporate Bonds 1.8%
Road & Rail 1.8%
c,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 14,108,720 14,194,769
Total Corporate Bonds (Cost $16,856,740) ......................................
14,194,769
Senior Floating Rate Interests 86.0%
Aerospace & Defense 1.7%
e
AI Convoy (Luxembourg) SARL , USD Term Loan, B , 5.05% ,
( 2-month USD LIBOR + 3.5%; 6-month USD LIBOR + 3.5% ),
1/18/27 ........................................... Luxembourg 2,155,972 2,144,038
d,e
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 5,744,011 5,847,403
f,g
Cobham Ultra US Co-Borrower LLC , Term Loan , TBD, 11/17/28 .. United States 696,705 692,263
e
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 4.506%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 1,353,364 1,329,186
2020 Term Loan, B2, 4.506%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 727,615 714,616
e,g
Vertex Aerospace Services Corp. , First Lien, Initial Term Loan ,
4.764% , ( 1-month USD LIBOR + 4% ), 12/06/28 ............. United States 2,538,376 2,534,417
13,261,923
a a a a a a
Air Freight & Logistics 0.4%
e
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 , 4.514% ,
( 1-month USD LIBOR + 3.75% ), 3/24/26 .................. United States 3,328,507 3,302,511
e
Airlines 4.6%
g
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.813% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ....... United States 3,431,462 3,497,707

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Airlines (continued)
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 3,741,860 $ 3,712,861
Allegiant Travel Co. , Replacement Term Loan , 3.469% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 2,058,579 2,045,713
American Airlines, Inc. , 2018 Replacement Term Loan , 2.448% ,
( 1-month USD LIBOR + 1.75% ), 6/27/25 .................. United States 8,785,510 8,497,565
Kestrel Bidco, Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 6,837,161 6,631,226
SkyMiles IP Ltd. (Delta Air Lines, Inc.) , Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 1,946,261 2,013,835
United AirLines, Inc. , Term Loan, B , 4.5% , ( 3-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 9,944,494 9,886,865
36,285,772
a a a a a a
e
Auto Components 2.7%
Adient US LLC , Term Loan, B1 , 4.014% , ( 1-month USD LIBOR +
3.25% ), 4/10/28 ..................................... United States 5,419,050 5,386,888
DexKo Global, Inc. ,
First Lien, Closing Date Term Loan, 4.717%, (3-month USD LIBOR
+ 3.75%), 10/04/28 .................................. United States 338,830 331,093
First Lien, Delayed Draw Dollar Term Loan, 4.756%, (3-month USD
LIBOR + 3.75%), 10/04/28 ............................. United States 64,539 63,065
First Brands Group LLC ,
g
First Lien, 2021 Term Loan, 6%, (3-month USD LIBOR + 5%),
3/30/27 ........................................... United States 5,985,706 5,987,592
Second Lien, 2021 Term Loan, 9.5%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 2,000,000 2,002,500
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
5.25% , ( 3-month USD LIBOR + 4.5% ), 11/09/27 ............. United States 5,605,013 5,455,555
Truck Hero, Inc. , Initial Term Loan , 4.014% , ( 1-month USD LIBOR +
3.25% ), 1/31/28 ..................................... United States 1,774,890 1,662,184
20,888,877
a a a a a a
e
Automobiles 1.2%
American Trailer World Corp. , First Lien, Initial Term Loan , 4.3% ,
( 1-month USD LIBOR + 3.5% ), 3/03/28 ................... United States 7,152,226 6,691,158
Thor Industries, Inc. , USD Term Loan, B1 , 3.813% , ( 1-month USD
LIBOR + 3% ), 2/01/26 ................................ United States 2,757,878 2,741,220
9,432,378
a a a a a a
Banks 0.4%
e
Finastra Ltd. , First Lien, Dollar Term Loan , 4.739% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 3,564,961 3,467,210
e
Beverages 1.3%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 4.469% ,
( 3-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 3,642,806 3,430,303
g
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 4.506% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 7,091,686 6,904,678
10,334,981
a a a a a a
Building Products 0.3%
e,g
Quikrete Holdings, Inc. , First Lien, Fourth Amendment Term Loan,
B1 , 3.554% , ( 1-week USD LIBOR + 3% ), 6/11/28 ............ United States 2,010,000 1,961,569
Capital Markets 2.3%
e
Citadel Securities LP , 2021 Term Loan , 3.315% , ( 1-month USD
LIBOR + 2.5% ), 2/02/28 ............................... United States 3,227,152 3,206,401

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Capital Markets (continued)
e
Deerfield Dakota Holding LLC , First Lien, Initial Dollar Term Loan ,
4.75% , ( 1-month USD LIBOR + 3.75% ), 4/09/27 ............. United States 766,667 $ 765,287
e
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 4.264% , ( 1-month USD LIBOR + 3.5% ), 4/07/28 .... United States 1,994,925 1,982,736
e
Jane Street Group LLC , Dollar Term Loan , 3.514% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 2,814,092 2,785,951
g
Osmosis Buyer Ltd. ,
e
2022 Refinancing Term Loan, B, 4.25%, (1-month USD LIBOR +
3.75%), 7/31/28 ..................................... United Kingdom 2,997,397 2,957,442
f
Term Loan, TBD, 7/31/28 .............................. United Kingdom 2,057,024 2,028,740
e,g
Russell Investments US Institutional Holdco, Inc. , 2025 Term Loan ,
5% , ( 3-month USD LIBOR + 3.5% ), 5/30/25 ................ United States 4,470,615 4,432,838
18,159,395
a a a a a a
e
Chemicals 4.9%
g
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan , 4.756% ,
( 3-month USD LIBOR + 3.75% ), 12/12/25 ................. United States 4,414,380 4,289,034
CPC Acquisition Corp. , First Lien, Initial Term Loan , 4.756% ,
( 3-month USD LIBOR + 3.75% ), 12/29/27 ................. United States 3,737,903 3,551,007
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 4.264% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 5,906,640 5,829,854
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 5.022%, (1-month SOFR +
4.5%), 3/15/29 ...................................... United States 2,200,000 2,130,326
Second Lien, Initial CME Term Loan, 8.01%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 1,325,581 1,272,558
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 3.514% ,
( 1-month USD LIBOR + 2.75% ), 1/29/26 .................. United Kingdom 5,652,343 5,601,133
g
INEOS US Finance LLC , New 2024 Dollar Term Loan , 2.764% ,
( 1-month USD LIBOR + 2% ), 4/01/24 ..................... Luxembourg 1,994,792 1,988,099
LSF11 A5 Holdco LLC , Term Loan , 4.315% , ( 1-month USD LIBOR +
3.5% ), 10/15/28 ..................................... United States 361,250 355,922
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 4.264% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 825,272 797,522
g
PMHC II, Inc. , Initial CME Term Loan, B , 5.287% , ( 3-month SOFR +
4.25% ), 4/21/29 ..................................... United States 4,152,236 3,918,673
g
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 ............... United States 7,186,023 6,962,969
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan , 4.25% ,
( 1-month USD LIBOR + 3.5% ), 8/02/28 ................... United States 1,604,610 1,596,082
38,293,179
a a a a a a
e
Commercial Services & Supplies 3.4%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan , 4.514% ,
( 1-month USD LIBOR + 3.75% ), 5/12/28 .................. United States 3,597,652 3,509,959
Amentum Government Services Holdings LLC , First Lien, CME
Term Loan, 3 , 4.647% , ( 3-month USD LIBOR + 4%; 6-month USD
LIBOR + 4% ), 2/15/29 ................................ United States 4,430,917 4,413,194
APX Group, Inc. , Initial Term Loan , 4.052% , ( 1-month USD LIBOR +
3.5%; 3-month USD LIBOR + 2.5% ), 7/10/28 ............... United States 4,056,685 4,017,132
CCI Buyer, Inc. , First Lien, Initial Term Loan , 4.75% , ( 1-month USD
LIBOR + 4% ), 12/17/27 ............................... United States 7,168,246 7,076,421
Madison IAQ LLC , Term Loan , 4.524% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 1,505,045 1,462,715
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 3.5% , ( 3-month USD LIBOR + 2.75% ), 9/23/26 . United States 4,224,316 4,179,728
Revint Intermediate II LLC , Initial Term Loan , 4.75% , ( 1-month USD
LIBOR + 4.25% ), 10/15/27 ............................. United States 781,390 781,195

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Commercial Services & Supplies (continued)
Spin Holdco, Inc. , Initial Term Loan , 4.75% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,066,154 $ 1,063,089
26,503,433
a a a a a a
Communications Equipment 0.3%
e
CommScope, Inc. , Initial Term Loan , 4.014% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 2,699,534 2,604,713
Construction & Engineering 0.3%
e
USIC Holdings, Inc. , First Lien, Initial Term Loan , 4.264% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 2,390,958 2,368,842
e
Containers & Packaging 2.5%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
4.514% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 ........... United States 2,827,572 2,817,223
g
Kleopatra Finco SARL , USD Term Loan, B , 5.554% , ( 6-month USD
LIBOR + 4.75% ), 2/12/26 .............................. Luxembourg 6,869,665 6,176,962
Mauser Packaging Solutions Holding Co. , Initial Term Loan , 3.705% ,
( 1-month USD LIBOR + 3.25% ), 4/03/24 .................. United States 7,959,030 7,817,757
g
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 4.264% , ( 1-month USD
LIBOR + 3.5% ), 9/24/28 ............................... United States 2,992,481 2,924,791
19,736,733
a a a a a a
e
Diversified Consumer Services 1.0%
KUEHG Corp. , Term Loan, B3 , 4.756% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 3,793,785 3,762,733
Pre-Paid Legal Services, Inc. , First Lien, Initial Term Loan , 4.25% ,
( 1-month USD LIBOR + 3.75% ), 12/15/28 ................. United States 3,880,627 3,839,395
7,602,128
a a a a a a
e
Diversified Financial Services 1.8%
Astra Acquisition Corp. , First Lien, Term Loan, B2 , 6.014% , ( 1-month
USD LIBOR + 5.25% ), 10/25/28 ......................... United States 2,949,883 2,846,637
Mercury Borrower, Inc. ,
First Lien, Initial Term Loan, 4.563%, (3-month USD LIBOR +
3.5%), 8/02/28 ...................................... United States 3,155,067 3,115,629
Second Lien, Initial Term Loan, 7.5%, (3-month USD LIBOR +
6.5%), 8/02/29 ...................................... United States 500,000 495,832
MPH Acquisition Holdings LLC , Initial Term Loan , 4.758% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 2,239,256 2,155,642
Red Planet Borrower LLC , Initial Term Loan , 4.756% , ( 3-month USD
LIBOR + 3.75% ), 10/02/28 ............................. United States 1,653,625 1,639,850
Verscend Holding Corp. , Term Loan, B1 , 4.457% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 3,505,632 3,501,618
13,755,208
a a a a a a
e
Diversified Telecommunication Services 1.1%
Altice France SA , USD Incremental Term Loan, B13 , 4.506% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 2,305,284 2,293,043
Global Tel*Link Corp. , First Lien, Term Loan , 5.014% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 6,685,898 6,387,640
8,680,683
a a a a a a
Electric Utilities 0.1%
e
Astoria Energy LLC , 2020 Advance Term Loan, B , 4.506% , ( 3-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 720,260 711,559

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Electronic Equipment, Instruments & Components 0.1%
e
Verifone Systems, Inc. , First Lien, Initial Term Loan , 4.498% ,
( 3-month USD LIBOR + 4% ), 8/20/25 ..................... United States 761,331 $ 748,487
e
Entertainment 0.9%
Banijay Entertainment SAS , USD Term Loan, B , 4.202% , ( 1-month
USD LIBOR + 3.75% ), 3/01/25 .......................... France 5,093,184 5,077,267
g
Playtika Holding Corp. , Term Loan, B1 , 3.514% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 1,196,977 1,186,133
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 3.52% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 980,003 962,853
7,226,253
a a a a a a
Food & Staples Retailing 0.7%
e
GNC Holdings, Inc. , Second Lien, Term Loan , 6.551% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 5,820,912 5,439,642
Food Products 0.1%
e
Primary Products Finance LLC , CME Term Loan, B , 4.651% ,
( 3-month SOFR + 4% ), 4/01/29 ......................... United States 1,149,092 1,146,075
e
Health Care Equipment & Supplies 0.6%
Medline Borrower LP , Initial Dollar Term Loan , 4.014% , ( 1-month
USD LIBOR + 3.25% ), 10/23/28 ......................... United States 1,773,590 1,745,781
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 6.313% , ( 3-month USD LIBOR +
5.25% ), 12/15/27 .................................... United States 2,760,841 2,754,974
4,500,755
a a a a a a
e
Health Care Providers & Services 6.7%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 4.139%, (1-month USD
LIBOR + 3.375%), 12/23/27 ............................ United States 4,219,539 4,160,001
Amendment No. 5 Incremental Term Loan, 4.264%, (1-month USD
LIBOR + 3.5%), 12/23/27 .............................. United States 1,104,767 1,093,443
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.75% ), 7/17/28 ............. United States 1,733,188 1,705,570
CNT Holdings I Corp. , First Lien, Initial Term Loan , 4.25% , ( 3-month
USD LIBOR + 3.5% ), 11/08/27 .......................... United States 3,467,459 3,436,582
Dermatology Intermediate Holdings III, Inc. , Closing Date CME Term
Loan, B , 4.75% , ( 1-month SOFR + 4.25% ), 4/02/29 .......... United States 944,858 940,134
eResearchTechnology, Inc. , First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 6,689,070 6,675,157
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (3-month USD LIBOR + 4%),
12/18/28 .......................................... United States 1,431,439 1,423,566
Second Lien, Initial Term Loan, 7.25%, (6-month USD LIBOR +
6.75%), 12/17/29 .................................... United States 763,254 752,091
Global Medical Response, Inc. , 2018 New Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 2,187,612 2,174,706
Heartland Dental LLC , 2021 Incremental Term Loan , 4.632% ,
( 1-month USD LIBOR + 4% ), 4/30/25 ..................... United States 1,073,717 1,067,586
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 11/01/28 .................. United States 1,081,634 1,073,522
National Mentor Holdings, Inc. , Second Lien, Initial Term Loan ,
8.26% , ( 3-month USD LIBOR + 7.25% ), 3/02/29 ............. United States 2,000,000 1,930,000
Owens & Minor, Inc. , CME Term Loan, B1 , 4.45% , ( 1-month SOFR +
3.75% ), 3/29/29 ..................................... United States 1,167,356 1,172,469

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Health Care Providers & Services (continued)
g
Pacific Dental Services LLC , Term Loan , 4% , ( 1-month USD LIBOR
+ 3.25% ), 5/05/28 ................................... United States 1,000,000 $ 993,440
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
4.756% , ( 3-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 3,799,063 3,771,367
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 , 4.132% ,
( 1-month USD LIBOR + 3.5% ), 3/05/26 ................... United States 2,440,741 2,406,754
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 4% , ( 1-month USD
LIBOR + 3.5% ), 11/15/28 .............................. United States 838,855 834,203
Radiology Partners, Inc. , First Lien, Term Loan, B , 4.846% , ( 1-month
USD LIBOR + 4.25% ), 7/09/25 .......................... United States 4,080,774 4,023,398
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 4.75% ,
( 1-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 2,364,013 2,339,936
U.S. Renal Care, Inc. , Initial Term Loan , 5.5% , ( 1-month USD LIBOR
+ 5% ), 6/26/26 ...................................... United States 7,114,886 6,358,929
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 4.764% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 4,427,428 4,428,823
52,761,677
a a a a a a
Health Care Technology 0.7%
e
athenahealth Group, Inc. , Initial CME Term Loan , 4.009% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 5,634,053 5,567,149
Hotels, Restaurants & Leisure 3.5%
d,e
24 Hour Fitness Worldwide, Inc. , Term Loan , 5.983% , PIK, ( 3-month
USD LIBOR + 5% ), 12/29/25 ........................... United States 4,156,847 1,918,039
e
Bally's Corp. , Term Loan, B , 3.75% , ( 3-month USD LIBOR + 3.25% ),
10/02/28 .......................................... United States 6,545,754 6,493,584
e
Caesars Resort Collection LLC , Term Loan, B , 3.514% , ( 1-month
USD LIBOR + 2.75% ), 12/23/24 ......................... United States 539,751 537,892
e
Fertitta Entertainment LLC , Initial Term Loan, B , 4.7% , ( 1-month
PRIME + 4% ), 1/27/29 ................................ United States 2,159,677 2,152,507
e
Flynn Restaurant Group LP , First Lien, 2021 Term Loan , 5.014% ,
( 1-month USD LIBOR + 4.25% ), 11/22/28 .................. United States 1,690,401 1,671,384
e,g
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 3.764% ,
( 1-month USD LIBOR + 3% ), 8/02/28 ..................... United States 5,945,063 5,926,484
e
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 3.75% ,
( 3-month SOFR + 3% ), 12/15/27 ........................ United States 724,683 715,853
f,g
Penn National Gaming, Inc. , CME Term Loan, B , TBD, 4/21/29 ... United States 856,868 854,057
e
Raptor Acquisition Corp. , First Lien, Term Loan, B , 4.934% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 1,984,991 1,982,758
e,g
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 4.175% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 3,576,320 3,543,757
e
Scientific Games International, Inc. , Initial CME Term Loan, B ,
3.573% , ( 1-month SOFR + 3% ), 4/14/29 .................. United States 1,266,238 1,262,085
e
Whatabrands LLC , Initial Term Loan, B , 4.014% , ( 1-month USD
LIBOR + 3.25% ), 8/03/28 .............................. United States 324,576 321,496
27,379,896
a a a a a a
e
Household Durables 0.5%
Astro One Acquisition Corp. , First Lien, Term Loan, B , 6.506% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 3,735,638 3,597,886
VC GB Holdings I Corp. , First Lien, Initial Term Loan , 4.506% ,
( 3-month USD LIBOR + 3.5% ), 7/21/28 ................... United States 702,945 664,159
4,262,045
a a a a a a
Household Products 0.2%
c,d,e,h
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 6-month USD LIBOR
+ 10% ), 5/16/22 ..................................... United States 13,747,598 1,717,329

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Insurance 2.7%
Acrisure LLC ,
First Lien, 2020 Term Loan, 4.264%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 1,816,826 $ 1,792,981
First Lien, 2021-1 Additional Term Loan, 4.514%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 1,985,771 1,972,129
First Lien, 2021-2 Additional Term Loan, 5.014%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 1,971,047 1,960,374
Alliant Holdings Intermediate LLC , New Term Loan, B4 , 4.051% ,
( 1-month USD LIBOR + 3.5% ), 11/05/27 .................. United States 2,855,810 2,840,288
AssuredPartners, Inc. ,
2020 February Refinancing Term Loan, 4.264%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 2,338,449 2,311,651
2020 Incremental CME Term Loan, 4.7%, (1-month SOFR + 3.5%),
2/12/27 ........................................... United States 1,998,750 1,974,015
2021 Term Loan, 4.264%, (1-month USD LIBOR + 3.5%), 2/12/27 United States 1,002,885 990,559
Asurion LLC ,
Second Lien, New Term Loan, B3, 6.014%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 41,007 39,854
Second Lien, New Term Loan, B4, 6.014%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 7,170,140 6,967,584
20,849,435
a a a a a a
Internet & Direct Marketing Retail 0.7%
e
MH Sub I LLC (Micro Holding Corp.) ,
g
First Lien, 2020 June New Term Loan, 4.75%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 4,552,205 4,536,705
First Lien, Amendment No. 2 Initial Term Loan, 4.264%, (1-month
USD LIBOR + 3.5%), 9/13/24 ........................... United States 789,664 785,767
5,322,472
a a a a a a
e
IT Services 7.8%
Aptean Acquiror, Inc. , First Lien, Initial Term Loan , 5.014% , ( 1-month
USD LIBOR + 4.25% ), 4/23/26 .......................... United States 5,173,360 5,146,691
Arches Buyer, Inc. , Refinancing Term Loan , 4.014% , ( 1-month USD
LIBOR + 3.25% ), 12/06/27 ............................. United States 1,898,985 1,857,179
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 5.506%, (3-month USD LIBOR +
4.5%), 11/01/24 ..................................... United States 13,504,634 12,910,970
Second Lien, Initial Term Loan, 9.25%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 10,545,834
Barracuda Networks, Inc. , First Lien, 2020 Term Loan , 4.733% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 3,766,929 3,764,971
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 5.006% ,
( 3-month USD LIBOR + 4% ), 10/01/27 .................... United States 6,279,655 6,271,837
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 5.256% ,
( 3-month USD LIBOR + 4.25% ), 8/19/28 .................. United Kingdom 3,936,726 3,912,121
Knot Worldwide, Inc. (The) , First Lien, Amendment No. 3 CME Term
Loan , 4.913% , ( 1-month SOFR + 4.5% ), 12/19/25 ........... United States 876,785 876,785
Peraton Corp. , First Lien, Term Loan, B , 4.514% , ( 1-month USD
LIBOR + 3.75% ), 2/01/28 .............................. United States 3,676,795 3,656,977
Pitney Bowes, Inc. , Refinancing Term Loan, B , 4.77% , ( 1-month USD
LIBOR + 4% ), 3/17/28 ................................ United States 10,044,503 9,906,391
Thrasio LLC , Initial Term Loan , 8.006% , ( 3-month USD LIBOR +
7% ), 12/18/26 ...................................... United States 2,233,040 2,199,545
61,049,301
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Leisure Products 0.4%
e
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 3,432,271 $ 3,313,583
Life Sciences Tools & Services 0.2%
e
ICON plc ,
Term Loan, 3.313%, (3-month USD LIBOR + 2.25%), 7/03/28 ... Ireland 1,099,141 1,094,332
U.S. Term Loan, 3.313%, (3-month USD LIBOR + 2.25%), 7/03/28 Ireland 273,852 272,653
1,366,985
a a a a a a
e
Machinery 1.1%
ASP Blade Holdings, Inc. , Initial Term Loan , 4.764% , ( 1-month USD
LIBOR + 4% ), 10/13/28 ............................... United States 3,176,805 3,125,182
Tiger Acquisition LLC , First Lien, Initial Term Loan , 3.758% , ( 3-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 2,832,260 2,723,515
TK Elevator Midco GmbH , USD Term Loan, B1 , 4.019% , ( 6-month
USD LIBOR + 3.5% ), 7/30/27 ........................... Germany 2,721,314 2,697,788
8,546,485
a a a a a a
e
Media 4.9%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 6,683,914 6,581,148
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 4.738% ,
( 1-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 3,176,234 3,105,276
CSC Holdings LLC , March 2017 Refinancing Term Loan , 2.804% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 3,604,938 3,545,006
Diamond Sports Group LLC ,
First Lien, CME Term Loan, 9%, (1-month SOFR + 8%), 5/25/26 United States 917,896 936,107
Second Lien, CME Term Loan, 3.656%, (1-month SOFR + 3.25%),
8/24/26 ........................................... United States 5,858,866 1,988,353
g
Gray Television, Inc. , Term Loan, D , 3.455% , ( 1-month USD LIBOR +
3% ), 12/01/28 ...................................... United States 3,980,025 3,959,508
McGraw-Hill Education, Inc. , Initial Term Loan , 5.554% , ( 3-month
USD LIBOR + 4.75% ), 7/28/28 .......................... United States 6,329,547 6,219,761
Radiate Holdco LLC , Amendment No. 6 Term Loan , 4.014% ,
( 1-month USD LIBOR + 3.25% ), 9/25/26 .................. United States 3,973,579 3,923,909
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 4.014%,
(1-month USD LIBOR + 3.25%), 3/15/26 .................. United States 2,889,563 2,868,571
First Lien, Initial Term Loan, B, 4.014%, (1-month USD LIBOR +
3.25%), 1/31/29 ..................................... United States 2,000,000 1,979,380
Virgin Media Bristol LLC , Term Loan, Q , 3.804% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 3,556,664 3,544,892
38,651,911
a a a a a a
Metals & Mining 0.7%
e
U.S. Silica Co. , Term Loan , 5% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 5,188,769 5,143,912
Multiline Retail 0.2%
e
Franchise Group, Inc. , First Lien, Initial Term Loan , 5.5% , ( 3-month
USD LIBOR + 4.75% ), 3/10/26 .......................... United States 1,280,249 1,272,247
e
Oil, Gas & Consumable Fuels 2.1%
Lucid Energy Group II Borrower LLC , Initial Term Loan , 5% , ( 1-month
USD LIBOR + 4.25% ), 11/24/28 ......................... United States 1,686,439 1,674,145

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Oil, Gas & Consumable Fuels (continued)
b
Quarternorth Energy Holding, Inc. , Second Lien, Initial New Term
Loan , 9% , ( 3-month USD LIBOR + 8% ), 8/27/26 ............. United States 14,898,885 $ 14,982,691
16,656,836
a a a a a a
e
Personal Products 0.9%
Conair Holdings LLC , First Lien, Initial Term Loan , 4.756% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 1,546,040 1,515,699
Coty, Inc. , USD Term Loan, B , 2.701% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 1,848,737 1,804,007
Sunshine Luxembourg VII SARL , Term Loan, B3 , 4.756% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 3,524,400 3,498,601
6,818,307
a a a a a a
Pharmaceuticals 2.5%
Bausch Health Cos., Inc. ,
f,g
CME Term Loan, B, TBD, 1/27/27 ........................ United States 3,992,189 3,870,767
e
Initial Term Loan, 3.457%, (1-month USD LIBOR + 3%), 6/02/25 United States 519,181 517,452
e,g
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 4.264% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 8,682,081 8,679,911
e
Organon & Co. , Dollar Term Loan , 3.563% , ( 3-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 5,159,833 5,143,735
e,g
Perrigo Co. plc , Initial CME Term Loan, B , 3.14% , ( 1-month SOFR +
2.5% ), 4/20/29 ...................................... United States 945,485 943,906
e
PetVet Care Centers LLC , First Lien, 2021 First Lien Replacement
Term Loan , 4.264% , ( 1-month USD LIBOR + 3.5% ), 2/14/25 .... United States 746,589 742,856
19,898,627
a a a a a a
e
Professional Services 0.3%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 4.76% , ( 3-month
USD LIBOR + 3.75% ), 3/06/28 .......................... United States 1,414,261 1,409,403
CHG Healthcare Services, Inc. , First Lien, Initial Term Loan , 4.998% ,
( 3-month USD LIBOR + 3.5% ), 9/29/28 ................... United States 786,667 782,914
2,192,317
a a a a a a
Real Estate Management & Development 0.0%
†
e
Cushman & Wakefield U.S. Borrower LLC , Replacement Term Loan ,
3.514% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 319,927 317,157
e
Road & Rail 0.5%
Avis Budget Car Rental LLC , New Term Loan, B , 2.52% , ( 1-month
USD LIBOR + 1.75% ), 8/06/27 .......................... United States 2,197,287 2,151,967
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 4.758% ,
( 3-month USD LIBOR + 4.25% ), 12/15/28 ................. United States 1,392,563 1,374,286
3,526,253
a a a a a a
e
Software 10.6%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 7,965,798 7,732,520
Cloudera, Inc. ,
First Lien, Initial Term Loan, 4.514%, (1-month USD LIBOR +
3.75%), 10/08/28 .................................... United States 3,076,970 3,034,661
Second Lien, Initial Term Loan, 6.764%, (1-month USD LIBOR +
6%), 10/08/29 ...................................... United States 672,004 655,204
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 4.514% ,
( 1-month USD LIBOR + 3.75% ), 10/16/28 ................. United States 4,321,190 4,268,968
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 4.764%, (1-month USD LIBOR + 4%),
10/16/26 .......................................... United States 5,214,395 5,199,091

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Software (continued)
DCert Buyer, Inc., (continued)
Second Lien, First Amendment Refinancing Term Loan, 7.764%,
(1-month USD LIBOR + 7%), 2/19/29 ..................... United States 1,180,457 $ 1,171,114
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 4.756% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 3,778,931 3,771,052
g
Epicor Software Corp. , Term Loan, C , 4.014% , ( 1-month USD LIBOR
+ 3.25% ), 7/30/27 ................................... United States 1,984,962 1,974,948
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar Term
Loan , 4.764% , ( 1-month USD LIBOR + 4% ), 12/01/27 ........ United States 2,194,972 2,190,856
GoTo Group, Inc. , First Lien, Initial Term Loan , 5.304% , ( 1-month
USD LIBOR + 4.75% ), 8/31/27 .......................... United States 6,775,423 6,525,613
Hyland Software, Inc. ,
g
First Lien, 2018 Refinancing Term Loan, 4.264%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 1,964,910 1,960,557
Second Lien, 2021 Refinancing Term Loan, 7.014%, (1-month
USD LIBOR + 6.25%), 7/07/25 .......................... United States 83,333 83,229
Idera, Inc. , First Lien, Term Loan, B1 , 4.52% , ( 1-month USD LIBOR
+ 3.75% ), 3/02/28 ................................... United States 4,877,349 4,824,211
IGT Holding IV AB , Term Loan, B2 , 4.506% , ( 3-month USD LIBOR +
3.5% ), 3/31/28 ...................................... Sweden 1,473,468 1,467,029
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 5%, (3-month
USD LIBOR + 4.25%), 12/01/27 ......................... United States 7,185,250 7,042,120
First Lien, First Amendment Term Loan, 4.75%, (1-month USD
LIBOR + 4%), 12/01/27 ............................... United States 249,116 244,488
MA Financeco LLC , Term Loan, B4 , 5.25% , ( 3-month USD LIBOR +
4.25% ), 6/05/25 ..................................... United States 240,625 239,547
McAfee Corp. , CME Term Loan, B1 , 4.5% , ( 1-month SOFR + 4% ),
3/01/29 ........................................... United States 2,378,368 2,318,908
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 4.25%, (3-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 3,767,000 3,713,094
Second Lien, Initial Term Loan, 7%, (3-month USD LIBOR + 6.5%),
10/15/29 .......................................... United States 428,571 424,875
Polaris Newco LLC , First Lien, Dollar Term Loan , 4.5% , ( 1-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 5,869,601 5,818,242
Quest Software US Holdings, Inc. , First Lien, Initial Term Loan ,
4.75% , ( 3-month PRIME + 4.25% ), 2/01/29 ................ United States 6,088,775 5,987,702
Rocket Software, Inc. , First Lien, Initial Term Loan , 5.014% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 3,840,612 3,813,593
UKG, Inc. ,
First Lien, 2021-2 Incremental Term Loan, 4.212%, (3-month USD
LIBOR + 3.25%), 5/04/26 .............................. United States 354,514 351,329
Second Lien, 2021 Incremental Term Loan, 6.212%, (3-month USD
LIBOR + 5.25%), 5/03/27 .............................. United States 723,473 718,951
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 5.184% , ( 3-month USD LIBOR + 4% ),
4/24/28 ........................................... United States 7,400,009 7,318,793
82,850,695
a a a a a a
e
Specialty Retail 4.4%
Evergreen AcqCo 1 LP , Initial Term Loan , 6.506% , ( 3-month USD
LIBOR + 5.5% ), 4/26/28 ............................... United States 4,948,681 4,874,451
Great Outdoors Group LLC , Term Loan, B2 , 4.514% , ( 1-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 8,015,569 7,954,450
Michaels Cos., Inc. (The) , Term Loan, B , 5.256% , ( 3-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 7,002,140 6,409,164

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 37 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Specialty Retail (continued)
Park River Holdings, Inc. , First Lien, Initial Term Loan , 4.217% ,
( 3-month USD LIBOR + 3.25% ), 12/28/27 ................. United States 2,378,477 $ 2,264,500
Petco Health & Wellness Co., Inc. , First Lien, Initial Term Loan ,
4.256% , ( 3-month USD LIBOR + 3.25% ), 3/03/28 ............ United States 2,374,005 2,354,716
SRS Distribution, Inc. , 2021 Refinancing Term Loan , 4.019% ,
( 3-month USD LIBOR + 3.5% ), 6/02/28 ................... United States 467,709 452,314
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 5.317% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 7,562,939 7,267,758
White Cap Supply Holdings LLC , Initial Closing Date Term Loan ,
4.45% , ( 1-month USD LIBOR + 3.75% ), 10/19/27 ............ United States 2,041,533 1,998,630
Woof Holdings, Inc. , First Lien, Initial Term Loan , 4.678% , ( 3-month
USD LIBOR + 3.75% ), 12/21/27 ......................... United States 634,371 630,936
34,206,919
a a a a a a
Technology Hardware, Storage & Peripherals 0.8%
e
Magenta Buyer LLC , First Lien, Initial Term Loan , 6.23% , ( 3-month
USD LIBOR + 5% ), 7/27/28 ............................ United States 6,001,477 5,926,458
e
Textiles, Apparel & Luxury Goods 0.6%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 6.506% ,
( 6-month USD LIBOR + 5.5% ), 12/19/25 .................. United States 1,876,704 1,876,704
Tory Burch LLC , Initial Term Loan, B , 3.764% , ( 1-month USD LIBOR
+ 3% ), 4/16/28 ...................................... United States 3,079,362 2,991,800
4,868,504
a a a a a a
e
Transportation Infrastructure 0.3%
First Student Bidco, Inc. ,
Initial Term Loan, B, 3.983%, (3-month USD LIBOR + 3%), 7/21/28 United States 569,079 559,334
Initial Term Loan, C, 3.983%, (3-month USD LIBOR + 3%), 7/21/28 United States 210,589 206,983
LaserShip, Inc. , First Lien, Initial Term Loan , 5.25% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 1,547,610 1,536,776
2,303,093
a a a a a a
Total Senior Floating Rate Interests (Cost $678,028,320) .........................
673,181,899
Total Long Term Investments (Cost $752,489,507) ...............................
749,135,021
a
Short Term Investments 10.2%
a a
Country Shares
a
Value
a a
Money Market Funds 10.2%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 79,956,027 79,956,027
Total Money Market Funds (Cost $79,956,027) ..................................
79,956,027
Total Short Term Investments (Cost $79,956,027 ) ................................
79,956,027
a
Total Investments (Cost $832,445,534) 105.9% ..................................
$829,091,048
Other Assets, less Liabilities (5.9)% ...........................................
(46,430,109)
Net Assets 100.0% ...........................................................
$782,660,939
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
Non-income producing.
b
See Note 3 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Defaulted security or security for which income has been deemed uncollectible.
i
See Note 5 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), April 30, 2022
Franklin Floating Rate Master Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 $ 8,848,371 1.25
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 71,610 0.01
a
Oil & Gas Exploration & Production
Quarternorth Energy Holding, Inc. ................. United States 111,779 14,587,159 2.06
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 72,447 0.01
a
Total Common Stocks (Cost $25,422,296) ...............................
23,579,587 3.33
Management Investment Companies
Asset Management & Custody Banks
c
Franklin Floating Rate Income Fund ............... United States 461,717 3,762,990 0.53
c
Franklin Liberty Senior Loan ETF ................. United States 578,288 14,179,622 2.00
Invesco Senior Loan ETF ....................... United States 117,471 2,532,675 0.36
20,475,287 2.89
Total Management Investment Companies (Cost $21,674,774) .............
20,475,287 2.89
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 369,480 0.05
a
Total Preferred Stocks (Cost $332,425) ..................................
369,480 0.05
Warrants
a a a a a
Warrants
Industrial Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 2,450 0.00
†
Total Warrants (Cost $–) ...............................................
2,450 0.00
†
Principal
Amount
*
a
Corporate Bonds
Airlines
d
American Airlines Inc/AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,700,000 1,687,105 0.24
d
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,250,000 1,242,699 0.18
d
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 165,000 159,473 0.02
3,089,277 0.44
Broadcasting
d
Diamond Sports Group LLC / Diamond Sports Finance
Co., Senior Secured Note, 144A, 5.375%, 8/15/26 ... United States 1,840,000 683,082 0.10
d
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 393,520 0.05
1,076,602 0.15
Communications Equipment
d
CommScope, Inc., Senior Secured Note, 144A, 4.75%,
9/01/29 ................................... United States 692,300 579,971 0.08

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Construction Materials
d
Cemex SAB de CV, Senior Bond, 144A, 5.2%, 9/17/30 . Mexico 750,000 $ 707,918 0.10
Diversified Chemicals
d
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 952,188 0.13
Integrated Telecommunication Services
d
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 ....... France 800,000 678,568 0.10
Senior Secured Note, 144A, 5.5%, 10/15/29 ........ France 1,270,000 1,080,941 0.15
1,759,509 0.25
Multi-line Insurance
d
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 463,212 0.07
Oil & Gas Equipment & Services
d
Weatherford International Ltd., Senior Secured Note,
144A, 6.5%, 9/15/28 ......................... United States 241,100 243,752 0.03
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Secured Note, 4.625%,
10/15/28 .................................. United States 450,000 435,946 0.06
Paper Packaging
d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc., Senior Secured Note, 144A,
4.375%, 10/15/28 ............................ United States 375,000 331,412 0.05
d
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen
Group Issuer LLC, Senior Secured Note, 144A, 4%,
10/15/27 .................................. United States 800,000 699,124 0.10
1,030,536 0.15
Specialized Consumer Services
d
WW International, Inc., Senior Secured Note, 144A,
4.5%, 4/15/29 .............................. United States 1,200,000 951,012 0.13
Specialized Finance
d
MPH Acquisition Holdings LLC, Senior Secured Note,
144A, 5.5%, 9/01/28 ......................... United States 453,000 420,357 0.06
Specialty Chemicals
d
ASP Unifrax Holdings, Inc., Senior Secured Note, 144A,
5.25%, 9/30/28 ............................. United States 645,200 569,866 0.08
Specialty Stores
d
99 Escrow Issuer, Inc., Senior Secured Note, 144A, 7.5%,
1/15/26 ................................... United States 600,000 390,798 0.06
Trucking
d
First Student Bidco, Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 448,135 0.06
b,e
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. Australia 10,725,759 10,791,175 1.53
11,239,310 1.59
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 304,974 0.04
Total Corporate Bonds (Cost $28,558,868) ...............................
24,215,228 3.42

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a
Country
Principal
Amount
*
a Value
% of Net
Assets
a
a a a a a
Senior Floating Rate Interests
Advertising
f,g
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
4.738% , ( 1-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5% ), 8/21/26 ....................... United States 3,555,384 $ 3,475,956 0.49
Aerospace & Defense
g
AI Convoy (Luxembourg) SARL , USD Term Loan, B ,
5.05% , ( 2-month USD LIBOR + 3.5%; 6-month USD
LIBOR + 3.5% ), 1/18/27 ....................... Luxembourg 1,212,764 1,206,052 0.17
e,g
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 3,508,597 3,571,752 0.50
f,h
Cobham Ultra US Co-Borrower LLC , Term Loan , TBD,
11/17/28 .................................. United States 838,926 833,578 0.12
g
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 4.506%, (3-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 2,449,349 2,405,591 0.34
2020 Term Loan, B2, 4.506%, (3-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 1,316,854 1,293,328 0.18
g
Vertex Aerospace Services Corp. , First Lien, Initial Term
Loan , 4.764% , ( 1-month USD LIBOR + 4% ), 12/06/28 United States 2,387,283 2,383,559 0.34
11,693,860 1.65
a a a a a a
Air Freight & Logistics
g
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 ,
4.514% , ( 1-month USD LIBOR + 3.75% ), 3/24/26 .... United States 3,465,074 3,438,012 0.49
g
Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 5.813% , ( 3-month USD LIBOR +
4.75% ), 4/20/28 ............................. United States 1,513,781 1,543,005 0.22
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR +
3.5% ), 8/11/28 .............................. Canada 1,992,248 1,976,808 0.28
Allegiant Travel Co. , Replacement Term Loan , 3.469% ,
( 3-month USD LIBOR + 3% ), 2/05/24 ............. United States 984,442 978,289 0.14
f
American Airlines, Inc. ,
2017 Term Loan, B, 2.84%, (3-month USD LIBOR +
2%), 12/15/23 .............................. United States 1,300,000 1,289,282 0.18
2018 Replacement Term Loan, 2.448%, (1-month USD
LIBOR + 1.75%), 6/27/25 ...................... United States 2,492,347 2,410,660 0.34
f
Kestrel Bidco, Inc. , Term Loan , 4% , ( 3-month USD LIBOR
+ 3% ), 12/11/26 ............................. Canada 4,102,160 3,978,603 0.56
SkyMiles IP Ltd. (Delta Air Lines, Inc.) , Initial Term Loan ,
4.75% , ( 3-month USD LIBOR + 3.75% ), 10/20/27 .... United States 956,180 989,378 0.14
United AirLines, Inc. , Term Loan, B , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 4/21/28 ...................... United States 3,385,868 3,366,247 0.47
16,532,272 2.33
a a a a a a
g
Airport Services
f
First Student Bidco, Inc. ,
Initial Term Loan, B, 3.983%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 1,067,785 1,049,499 0.15
Initial Term Loan, C, 3.983%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 395,137 388,370 0.05
f
LaserShip, Inc. , First Lien, Initial Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 5/07/28 ........... United States 2,758,486 2,739,176 0.39
4,177,045 0.59
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Alternative Carriers
g
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
3.764% , ( 1-month USD LIBOR + 3% ), 3/09/27 ...... United States 623,553 $ 593,064 0.09
g
Apparel, Accessories & Luxury Goods
f
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
6.506% , ( 6-month USD LIBOR + 5.5% ), 12/19/25 .... United States 2,752,420 2,752,420 0.39
Tory Burch LLC , Initial Term Loan, B , 3.764% , ( 1-month
USD LIBOR + 3% ), 4/16/28 .................... United States 2,418,151 2,349,391 0.33
5,101,811 0.72
a a a a a a
g
Application Software
Cloudera, Inc. ,
First Lien, Initial Term Loan, 4.514%, (1-month USD
LIBOR + 3.75%), 10/08/28 ..................... United States 2,546,667 2,511,650 0.35
Second Lien, Initial Term Loan, 6.764%, (1-month USD
LIBOR + 6%), 10/08/29 ....................... United States 918,595 895,630 0.13
f
Cornerstone OnDemand, Inc. , First Lien, Initial Term
Loan , 4.514% , ( 1-month USD LIBOR + 3.75% ),
10/16/28 .................................. United States 3,107,229 3,069,678 0.43
ECI Macola/MAX Holding LLC , First Lien, Initial Term
Loan , 4.756% , ( 3-month USD LIBOR + 3.75% ),
11/09/27 .................................. United States 3,453,914 3,446,713 0.49
f
Epicor Software Corp. , Term Loan, C , 4.014% , ( 1-month
USD LIBOR + 3.25% ), 7/30/27 .................. United States 3,465,895 3,448,410 0.49
f
Genesys Cloud Services Holdings I LLC , 2020 Initial
Dollar Term Loan , 4.764% , ( 1-month USD LIBOR +
4% ), 12/01/27 .............................. United States 5,757,157 5,746,362 0.81
GoTo Group, Inc. , First Lien, Initial Term Loan , 5.304% ,
( 1-month USD LIBOR + 4.75% ), 8/31/27 .......... United States 2,184,209 2,103,678 0.30
IGT Holding IV AB , Term Loan, B2 , 4.506% , ( 3-month
USD LIBOR + 3.5% ), 3/31/28 ................... Sweden 1,817,487 1,809,545 0.26
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 4.25%, (3-month USD
LIBOR + 3.75%), 10/15/28 ..................... United States 4,302,603 4,241,033 0.60
Second Lien, Initial Term Loan, 7%, (3-month USD
LIBOR + 6.5%), 10/15/29 ...................... United States 142,857 141,625 0.02
f
Polaris Newco LLC , First Lien, Dollar Term Loan , 4.5% ,
( 1-month USD LIBOR + 4% ), 6/02/28 ............. United States 6,921,474 6,860,911 0.97
Project Alpha Intermediate Holding, Inc. , 2021
Refinancing Term Loan , 4.77% , ( 1-month USD LIBOR +
4% ), 4/26/24 ............................... United States 2,823,504 2,821,034 0.40
RealPage, Inc. , First Lien, Initial Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 4/24/28 .......... United States 1,742,261 1,717,495 0.24
Rocket Software, Inc. , First Lien, Initial Term Loan ,
5.014% , ( 1-month USD LIBOR + 4.25% ), 11/28/25 ... United States 1,789,266 1,776,679 0.25
UKG, Inc. ,
First Lien, 2021-2 Incremental Term Loan, 4.212%,
(3-month USD LIBOR + 3.25%), 5/04/26 .......... United States 1,937,032 1,919,628 0.27
First Lien, Initial Term Loan, 4.756%, (3-month USD
LIBOR + 3.75%), 5/04/26 ...................... United States 1,634,377 1,628,591 0.23
Second Lien, 2021 Incremental Term Loan, 6.212%,
(3-month USD LIBOR + 5.25%), 5/03/27 .......... United States 1,182,315 1,174,926 0.17
45,313,588 6.41
a a a a a a
g
Asset Management & Custody Banks
f
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 4.264% , ( 1-month USD LIBOR
+ 3.5% ), 4/07/28 ............................ United States 4,773,555 4,744,388 0.67

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Asset Management & Custody Banks (continued)
f
Russell Investments US Institutional Holdco, Inc. , 2025
Term Loan , 5% , ( 3-month USD LIBOR + 3.5% ), 5/30/25 United States 3,242,592 $ 3,215,192 0.45
7,959,580 1.12
a a a a a a
g
Auto Parts & Equipment
Adient US LLC , Term Loan, B1 , 4.014% , ( 1-month USD
LIBOR + 3.25% ), 4/10/28 ...................... United States 2,444,044 2,429,538 0.34
f
Clarios Global LP , First Lien, Amendment No. 1 Dollar
Term Loan , 4.014% , ( 1-month USD LIBOR + 3.25% ),
4/30/26 ................................... United States 3,500,349 3,451,502 0.49
DexKo Global, Inc. ,
First Lien, Closing Date Term Loan, 4.717%, (3-month
USD LIBOR + 3.75%), 10/04/28 ................. United States 2,578,154 2,519,282 0.35
First Lien, Delayed Draw Dollar Term Loan, 4.756%,
(3-month USD LIBOR + 3.75%), 10/04/28 ......... United States 491,077 479,863 0.07
First Brands Group LLC ,
f
First Lien, 2021 Term Loan, 6%, (3-month USD LIBOR
+ 5%), 3/30/27 .............................. United States 2,825,042 2,825,932 0.40
Second Lien, 2021 Term Loan, 9.5%, (3-month USD
LIBOR + 8.5%), 3/30/28 ....................... United States 1,871,447 1,873,786 0.27
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 5.25% , ( 3-month USD LIBOR + 4.5% ),
11/09/27 .................................. United States 2,496,364 2,429,798 0.34
TI Group Automotive Systems LLC , Refinancing U.S.
Term Loan , 4.256% , ( 3-month USD LIBOR + 3.25% ),
12/16/26 .................................. United States 1,592,210 1,579,600 0.22
f
Truck Hero, Inc. , Initial Term Loan , 4.014% , ( 1-month
USD LIBOR + 3.25% ), 1/31/28 .................. United States 3,917,410 3,668,654 0.52
21,257,955 3.00
a a a a a a
Automobile Manufacturers
g
American Trailer World Corp. , First Lien, Initial Term
Loan , 4.3% , ( 1-month USD LIBOR + 3.5% ), 3/03/28 .. United States 4,153,992 3,886,205 0.55
Brewers
g
City Brewing Co. LLC , First Lien, Closing Date Term
Loan , 4.469% , ( 3-month USD LIBOR + 3.5% ), 4/05/28 United States 1,339,527 1,261,386 0.18
g
Broadcasting
Diamond Sports Group LLC ,
First Lien, CME Term Loan, 9%, (1-month SOFR + 8%),
5/25/26 ................................... United States 840,288 856,960 0.12
Second Lien, CME Term Loan, 3.656%, (1-month
SOFR + 3.25%), 8/24/26 ...................... United States 3,528,105 1,197,350 0.17
Gray Television, Inc. ,
Term Loan, B2, 2.955%, (1-month USD LIBOR + 2.5%),
2/07/24 ................................... United States 994,899 992,899 0.14
f
Term Loan, D, 3.455%, (1-month USD LIBOR + 3%),
12/01/28 .................................. United States 1,182,131 1,176,037 0.17
Nexstar Media, Inc. ,
Term Loan, B3, 3.014%, (1-month USD LIBOR +
2.25%), 1/17/24 ............................. United States 327,325 326,688 0.04
f
Term Loan, B4, 2.955%, (1-month USD LIBOR + 2.5%),
9/18/26 ................................... United States 900,000 893,322 0.13
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan,
4.014%, (1-month USD LIBOR + 3.25%), 3/15/26 .... United States 1,044,603 1,037,014 0.15

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Broadcasting (continued)
Univision Communications, Inc. (continued)
First Lien, Initial Term Loan, B, 4.014%, (1-month USD
LIBOR + 3.25%), 1/31/29 ...................... United States 2,706,522 $ 2,678,618 0.38
9,158,888 1.30
a a a a a a
Building Products
g
Cornerstone Building Brands, Inc. , Term Loan, B , 3.804% ,
( 1-month USD LIBOR + 3.25% ), 4/12/28 .......... United States 947,868 893,072 0.13
g
Cable & Satellite
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
2.804% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 .... United States 3,948,447 3,882,804 0.55
Radiate Holdco LLC , Amendment No. 6 Term Loan ,
4.014% , ( 1-month USD LIBOR + 3.25% ), 9/25/26 .... United States 4,967,479 4,905,386 0.69
Virgin Media Bristol LLC , Term Loan, Q , 3.804% ,
( 1-month USD LIBOR + 3.25% ), 1/31/29 .......... United States 788,848 786,237 0.11
9,574,427 1.35
a a a a a a
Casinos & Gaming
f,g
Bally's Corp. , Term Loan, B , 3.75% , ( 3-month USD
LIBOR + 3.25% ), 10/02/28 ..................... United States 3,692,000 3,662,575 0.52
g
Caesars Resort Collection LLC ,
f
Term Loan, B, 3.514%, (1-month USD LIBOR + 2.75%),
12/23/24 .................................. United States 3,597,381 3,584,988 0.51
Term Loan, B1, 4.264%, (1-month USD LIBOR + 3.5%),
7/21/25 ................................... United States 1,337,727 1,334,102 0.19
g
Fertitta Entertainment LLC , Initial Term Loan, B , 4.7% ,
( 1-month PRIME + 4% ), 1/27/29 ................. United States 4,819,644 4,803,643 0.68
f,h
Penn National Gaming, Inc. , CME Term Loan, B , TBD,
4/21/29 ................................... United States 1,371,505 1,367,007 0.19
g
Raptor Acquisition Corp. , First Lien, Term Loan, B ,
4.934% , ( 3-month USD LIBOR + 4% ), 11/01/26 ..... United States 3,251,356 3,247,698 0.46
f,g
Scientific Games Holdings LP , First Lien, Initial Dollar
CME Term Loan , 4.175% , ( 3-month SOFR + 3.5% ),
4/04/29 ................................... United States 3,503,315 3,471,417 0.49
g
Scientific Games International, Inc. , Initial CME Term
Loan, B , 3.573% , ( 1-month SOFR + 3% ), 4/14/29 .... United States 1,706,977 1,701,378 0.24
23,172,808 3.28
a a a a a a
Commodity Chemicals
g
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan ,
4.264% , ( 1-month USD LIBOR + 3.5% ), 3/16/25 ..... United States 2,587,138 2,553,505 0.36
Communications Equipment
g
CommScope, Inc. , Initial Term Loan , 4.014% , ( 1-month
USD LIBOR + 3.25% ), 4/06/26 .................. United States 2,544,588 2,455,210 0.35
Construction & Engineering
g
USIC Holdings, Inc. , First Lien, Initial Term Loan , 4.264% ,
( 1-month USD LIBOR + 3.5% ), 5/12/28 ........... United States 3,155,116 3,125,931 0.44
Construction Machinery & Heavy Trucks
g
ASP Blade Holdings, Inc. , Initial Term Loan , 4.764% ,
( 1-month USD LIBOR + 4% ), 10/13/28 ............ United States 3,567,856 3,509,879 0.49
Data Processing & Outsourced Services
g
Pitney Bowes, Inc. , Refinancing Term Loan, B , 4.77% ,
( 1-month USD LIBOR + 4% ), 3/17/28 ............. United States 4,565,222 4,502,450 0.64

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Diversified Banks
g
Finastra Ltd. , First Lien, Dollar Term Loan , 4.739% ,
( 3-month USD LIBOR + 3.5% ), 6/13/24 ........... United Kingdom 4,403,765 $ 4,283,013 0.60
g
Diversified Chemicals
f
LSF11 A5 Holdco LLC , Term Loan , 4.315% , ( 1-month
USD LIBOR + 3.5% ), 10/15/28 .................. United States 1,826,109 1,799,174 0.25
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 4.264% , ( 1-month USD LIBOR + 3.5% ),
6/30/27 ................................... United States 838,666 810,466 0.11
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 United States 3,254,043 3,153,038 0.45
5,762,678 0.81
a a a a a a
Diversified Metals & Mining
g
U.S. Silica Co. , Term Loan , 5% , ( 1-month USD LIBOR +
4% ), 5/01/25 ............................... United States 2,738,882 2,715,204 0.38
g
Diversified Support Services
Amentum Government Services Holdings LLC ,
First Lien, CME Term Loan, 3, 4.647%, (3-month USD
LIBOR + 4%; 6-month USD LIBOR + 4%), 2/15/29 ... United States 4,777,063 4,757,955 0.67
First Lien, Term Loan, 1, 4.264%, (1-month USD LIBOR
+ 3.5%), 1/29/27 ............................ United States 1,380,462 1,376,576 0.20
CCI Buyer, Inc. , First Lien, Initial Term Loan , 4.75% ,
( 1-month USD LIBOR + 4% ), 12/17/27 ............ United States 3,422,217 3,378,379 0.48
Revint Intermediate II LLC , Initial Term Loan , 4.75% ,
( 1-month USD LIBOR + 4.25% ), 10/15/27 ......... United States 586,202 586,055 0.08
f
Spin Holdco, Inc. , Initial Term Loan , 4.75% , ( 3-month
USD LIBOR + 4% ), 3/04/28 .................... United States 4,582,913 4,569,737 0.64
14,668,702 2.07
a a a a a a
Drug Retail
g
GNC Holdings, Inc. , Second Lien, Term Loan , 6.551% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 5,028,591 4,699,218 0.66
g
Education Services
KUEHG Corp. , Term Loan, B3 , 4.756% , ( 3-month USD
LIBOR + 3.75% ), 2/21/25 ...................... United States 4,192,813 4,158,494 0.59
f
Learning Care Group (US) No. 2, Inc. , First Lien, Initial
Term Loan , 4.256% , ( 3-month USD LIBOR + 3.25% ),
3/13/25 ................................... United States 2,740,352 2,708,057 0.38
6,866,551 0.97
a a a a a a
Electric Utilities
g
Astoria Energy LLC , 2020 Advance Term Loan, B ,
4.506% , ( 3-month USD LIBOR + 3.5% ), 12/10/27 .... United States 388,533 383,839 0.05
Electronic Equipment & Instruments
g
Verifone Systems, Inc. , First Lien, Initial Term Loan ,
4.498% , ( 3-month USD LIBOR + 4% ), 8/20/25 ...... United States 897,647 882,504 0.12
Environmental & Facilities Services
f,g
Madison IAQ LLC , Term Loan , 4.524% , ( 3-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 2,793,298 2,714,736 0.38
Food Retail
g
Shearer's Foods LLC , First Lien, Refinancing Term Loan ,
4.264% , ( 1-month USD LIBOR + 3.5% ), 9/23/27 ..... United States 713,628 693,279 0.10

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
General Merchandise Stores
g
Franchise Group, Inc. , First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.75% ), 3/10/26 .......... United States 367,031 $ 364,737 0.05
Health Care Distributors
g
Owens & Minor, Inc. , CME Term Loan, B1 , 4.45% ,
( 1-month SOFR + 3.75% ), 3/29/29 ............... United States 854,271 858,013 0.12
g
Health Care Equipment
Medline Borrower LP , Initial Dollar Term Loan , 4.014% ,
( 1-month USD LIBOR + 3.25% ), 10/23/28 ......... United States 3,395,283 3,342,045 0.47
US Radiology Specialists, Inc. (US Outpatient
Imaging Services, Inc.) , Closing Date Term Loan ,
6.313% , ( 3-month USD LIBOR + 5.25% ), 12/15/27 ... United States 1,724,003 1,720,339 0.24
5,062,384 0.71
a a a a a a
g
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 4.139%,
(1-month USD LIBOR + 3.375%), 12/23/27 ........ United States 2,254,038 2,222,234 0.31
Amendment No. 5 Incremental Term Loan, 4.264%,
(1-month USD LIBOR + 3.5%), 12/23/27 .......... United States 1,692,320 1,674,973 0.24
Aveanna Healthcare LLC , First Lien, 2021 Extended Term
Loan , 4.25% , ( 3-month USD LIBOR + 3.75% ), 7/17/28 United States 2,134,840 2,100,822 0.30
Dermatology Intermediate Holdings III, Inc. , Closing Date
CME Term Loan, B , 4.75% , ( 1-month SOFR + 4.25% ),
4/02/29 ................................... United States 798,941 794,946 0.11
FINThrive Software Intermediate Holdings, Inc. ,
f
First Lien, Initial Term Loan, 4.5%, (3-month USD
LIBOR + 4%), 12/18/28 ....................... United States 3,086,345 3,069,370 0.44
Second Lien, Initial Term Loan, 7.25%, (6-month USD
LIBOR + 6.75%), 12/17/29 ..................... United States 1,457,038 1,435,729 0.20
Global Medical Response, Inc. , 2018 New Term Loan ,
5.25% , ( 3-month USD LIBOR + 4.25% ), 3/14/25 ..... United States 1,409,133 1,400,819 0.20
Heartland Dental LLC , 2021 Incremental Term Loan ,
4.632% , ( 1-month USD LIBOR + 4% ), 4/30/25 ...... United States 1,802,777 1,792,483 0.25
Medical Solutions Holdings, Inc. , First Lien, Initial Term
Loan , 4% , ( 3-month USD LIBOR + 3.5% ), 11/01/28 .. United States 2,056,923 2,041,496 0.29
f
Pacific Dental Services LLC , Term Loan , 4% , ( 1-month
USD LIBOR + 3.25% ), 5/05/28 .................. United States 740,000 735,146 0.10
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 4.756% , ( 3-month USD LIBOR + 3.75% ),
3/31/27 ................................... United States 3,287,517 3,263,550 0.46
f
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 4% ,
( 1-month USD LIBOR + 3.5% ), 11/15/28 .......... United States 2,616,129 2,601,623 0.37
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan ,
4.508% , ( 3-month USD LIBOR + 4% ), 6/22/26 ...... United States 1,761,386 1,730,562 0.24
24,863,753 3.51
a a a a a a
g
Health Care Services
CNT Holdings I Corp. , First Lien, Initial Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.5% ), 11/08/27 ..... United States 2,545,527 2,522,859 0.36
f
eResearchTechnology, Inc. , First Lien, Initial Term Loan ,
5.5% , ( 1-month USD LIBOR + 4.5% ), 2/04/27 ...... United States 4,596,072 4,586,512 0.65
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 4.653%, (1-month USD
LIBOR + 3.75%; 3-month USD LIBOR + 3.75%),
3/02/28 ................................... United States 3,152,560 3,036,971 0.43
First Lien, Initial Term Loan, C, 4.76%, (3-month USD
LIBOR + 3.75%), 3/02/28 ...................... United States 100,015 96,348 0.01

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Health Care Services (continued)
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 ,
4.132% , ( 1-month USD LIBOR + 3.5% ), 3/05/26 ..... United States 1,614,394 $ 1,591,913 0.22
Radiology Partners, Inc. , First Lien, Term Loan, B ,
4.846% , ( 1-month USD LIBOR + 4.25% ), 7/09/25 .... United States 3,252,299 3,206,571 0.45
Team Health Holdings, Inc. , Extended CME Term Loan ,
6.25% , ( 1-month SOFR + 5.25% ), 3/02/27 ......... United States 1,240,829 1,171,033 0.17
f
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 4.75% , ( 1-month USD LIBOR + 4.25% ), 10/01/28 United States 1,679,763 1,662,655 0.23
U.S. Renal Care, Inc. , Initial Term Loan , 5.5% , ( 1-month
USD LIBOR + 5% ), 6/26/26 .................... United States 2,775,604 2,480,696 0.35
f
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
4.764% , ( 1-month USD LIBOR + 4% ), 10/22/26 ..... United States 6,344,567 6,346,566 0.90
26,702,124 3.77
a a a a a a
Health Care Technology
g
athenahealth Group, Inc. , Initial CME Term Loan , 4.009% ,
( 1-month SOFR + 3.5% ), 2/15/29 ................ United States 5,985,507 5,914,429 0.84
g
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
4.217% , ( 3-month USD LIBOR + 3.25% ), 12/28/27 ... United States 2,422,052 2,305,987 0.33
SRS Distribution, Inc. ,
f
2021 Refinancing Term Loan, 4.019%, (3-month USD
LIBOR + 3.5%), 6/02/28 ....................... United States 2,672,234 2,584,277 0.36
CME Term Loan, 4%, (3-month SOFR + 3.5%), 6/02/28 United States 142,824 138,004 0.02
White Cap Supply Holdings LLC , Initial Closing Date Term
Loan , 4.45% , ( 1-month USD LIBOR + 3.75% ), 10/19/27 United States 1,431,264 1,401,186 0.20
6,429,454 0.91
a a a a a a
g
Homefurnishing Retail
Evergreen AcqCo 1 LP , Initial Term Loan , 6.506% ,
( 3-month USD LIBOR + 5.5% ), 4/26/28 ........... United States 2,573,908 2,535,299 0.36
Restoration Hardware, Inc. , Initial Term Loan , 3.264% ,
( 1-month USD LIBOR + 2.5% ), 10/20/28 .......... United States 1,243,750 1,198,993 0.17
3,734,292 0.53
a a a a a a
Hotels, Resorts & Cruise Lines
f,g
Hilton Grand Vacations Borrower LLC , Initial Term Loan ,
3.764% , ( 1-month USD LIBOR + 3% ), 8/02/28 ...... United States 2,626,734 2,618,525 0.37
Household Appliances
g
VC GB Holdings I Corp. , First Lien, Initial Term Loan ,
4.506% , ( 3-month USD LIBOR + 3.5% ), 7/21/28 ..... United States 2,407,106 2,274,294 0.32
Household Products
b,e,g,i
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 6-month
USD LIBOR + 10% ), 5/16/22 ................... United States 8,953,792 1,118,494 0.16
g
Housewares & Specialties
Astro One Acquisition Corp. , First Lien, Term Loan, B ,
6.506% , ( 3-month USD LIBOR + 5.5% ), 9/15/28 ..... United States 2,593,500 2,497,865 0.36
Hunter Douglas Holding BV , CME Term Loan, B1 , 4% ,
( 3-month SOFR + 3.5% ), 2/26/29 ................ Netherlands 1,800,000 1,718,100 0.24
4,215,965 0.60
a a a a a a
g
Human Resource & Employment Services
f
CCRR Parent, Inc. , First Lien, Initial Term Loan , 4.76% ,
( 3-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 2,395,207 2,386,980 0.34

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Human Resource & Employment Services (continued)
CHG Healthcare Services, Inc. , First Lien, Initial Term
Loan , 4.998% , ( 3-month USD LIBOR + 3.5% ), 9/29/28 United States 3,053,753 $ 3,039,186 0.43
5,426,166 0.77
a a a a a a
g
Industrial Machinery
Tiger Acquisition LLC , First Lien, Initial Term Loan ,
3.758% , ( 3-month USD LIBOR + 3.25% ), 6/01/28 .... United States 2,856,232 2,746,567 0.39
TK Elevator Midco GmbH , USD Term Loan, B1 , 4.019% ,
( 6-month USD LIBOR + 3.5% ), 7/30/27 ........... Germany 2,575,504 2,553,238 0.36
5,299,805 0.75
a a a a a a
g
Insurance Brokers
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 4.014%, (1-month USD LIBOR
+ 3.25%), 5/09/25 ........................... United States 2,120,432 2,103,606 0.30
New Term Loan, B4, 4.051%, (1-month USD LIBOR +
3.5%), 11/05/27 ............................. United States 1,702,957 1,693,701 0.24
AssuredPartners, Inc. ,
2020 February Refinancing Term Loan, 4.264%,
(1-month USD LIBOR + 3.5%), 2/12/27 ........... United States 3,007,646 2,973,179 0.42
2020 Incremental CME Term Loan, 4.7%, (1-month
SOFR + 3.5%), 2/12/27 ....................... United States 1,300,000 1,283,912 0.18
2021 Term Loan, 4.264%, (1-month USD LIBOR +
3.5%), 2/12/27 .............................. United States 615,534 607,969 0.09
8,662,367 1.23
a a a a a a
g
Integrated Telecommunication Services
Altice France SA , USD Incremental Term Loan, B13 ,
4.506% , ( 3-month USD LIBOR + 4% ), 8/14/26 ...... France 1,158,799 1,152,646 0.16
Global Tel*Link Corp. ,
First Lien, Term Loan, 5.014%, (1-month USD LIBOR +
4.25%), 11/29/25 ............................ United States 5,526,529 5,279,990 0.74
Second Lien, Term Loan, 10.413%, (1-month USD
LIBOR + 10%), 11/29/26 ...................... United States 2,479,737 2,385,507 0.34
Intrado Corp. , Initial Term Loan, B , 5% , ( 1-month USD
LIBOR + 4% ), 10/10/24 ....................... United States 1,036,054 972,814 0.14
9,790,957 1.38
a a a a a a
Interactive Home Entertainment
f,g
Playtika Holding Corp. , Term Loan, B1 , 3.514% , ( 1-month
USD LIBOR + 2.75% ), 3/13/28 .................. United States 1,350,000 1,337,769 0.19
Internet & Direct Marketing Retail
g
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 4.75%, (1-month
USD LIBOR + 3.75%), 9/13/24 .................. United States 1,878,373 1,871,977 0.26
First Lien, Amendment No. 2 Initial Term Loan, 4.264%,
(1-month USD LIBOR + 3.5%), 9/13/24 ........... United States 2,419,184 2,407,245 0.34
4,279,222 0.60
a a a a a a
g
Internet Services & Infrastructure
Arches Buyer, Inc. , Refinancing Term Loan , 4.014% ,
( 1-month USD LIBOR + 3.25% ), 12/06/27 ......... United States 2,205,240 2,156,692 0.30
Barracuda Networks, Inc. , First Lien, 2020 Term Loan ,
4.733% , ( 3-month USD LIBOR + 3.75% ), 2/12/25 .... United States 3,019,701 3,018,131 0.43
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan ,
5.256% , ( 3-month USD LIBOR + 4.25% ), 8/19/28 .... United Kingdom 3,172,334 3,152,507 0.44

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Internet Services & Infrastructure (continued)
Knot Worldwide, Inc. (The) , First Lien, Amendment No.
3 CME Term Loan , 4.913% , ( 1-month SOFR + 4.5% ),
12/19/25 .................................. United States 1,387,739 $ 1,387,739 0.20
Thrasio LLC , Initial Term Loan , 8.006% , ( 3-month USD
LIBOR + 7% ), 12/18/26 ....................... United States 893,216 879,818 0.12
TIBCO Software, Inc. , Term Loan, B3 , 4.52% , ( 1-month
USD LIBOR + 3.75% ), 6/30/26 .................. United States 1,792,087 1,789,175 0.25
12,384,062 1.74
a a a a a a
Investment Banking & Brokerage
g
Citadel Securities LP , 2021 Term Loan , 3.315% , ( 1-month
USD LIBOR + 2.5% ), 2/02/28 ................... United States 1,287,000 1,278,725 0.18
g
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ),
4/09/27 ................................... United States 4,716,853 4,708,362 0.67
f,g
Jane Street Group LLC , Dollar Term Loan , 3.514% ,
( 1-month USD LIBOR + 2.75% ), 1/26/28 .......... United States 1,333,112 1,319,781 0.19
f
Osmosis Buyer Ltd. ,
g
2022 Refinancing Term Loan, B, 4.25%, (1-month USD
LIBOR + 3.75%), 7/31/28 ...................... United Kingdom 3,021,429 2,981,153 0.42
h
Term Loan, TBD, 7/31/28 ...................... United Kingdom 995,556 981,866 0.14
11,269,887 1.60
a a a a a a
g
IT Consulting & Other Services
Aptean Acquiror, Inc. , First Lien, Initial Term Loan ,
5.014% , ( 1-month USD LIBOR + 4.25% ), 4/23/26 .... United States 3,115,630 3,099,569 0.44
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 5.506%, (3-month USD
LIBOR + 4.5%), 11/01/24 ...................... United States 4,398,344 4,204,993 0.59
Second Lien, Initial Term Loan, 9.25%, (3-month USD
LIBOR + 8.25%), 11/01/25 ..................... United States 125,000 119,427 0.02
f
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
5.006% , ( 3-month USD LIBOR + 4% ), 10/01/27 ..... United States 6,076,990 6,069,424 0.86
Peraton Corp. , First Lien, Term Loan, B , 4.514% ,
( 1-month USD LIBOR + 3.75% ), 2/01/28 .......... United States 6,612,063 6,576,424 0.93
Sitel Worldwide Corp. , Initial Dollar Term Loan , 4.52% ,
( 1-month USD LIBOR + 3.75% ), 8/28/28 .......... France 2,018,075 1,999,317 0.28
22,069,154 3.12
a a a a a a
Leisure Facilities
e,g
24 Hour Fitness Worldwide, Inc. , Term Loan , 5.983% ,
PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 ........ United States 4,908,807 2,265,005 0.32
g
Leisure Products
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 4.5% , ( 1-month USD
LIBOR + 3.5% ), 12/16/24 ...................... United States 4,730,142 4,566,574 0.64
Motion Acquisition Ltd. ,
Term Loan, B1, 4.256%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 3,026,893 2,971,092 0.42
Term Loan, B2, 4.256%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 431,520 423,565 0.06
7,961,231 1.12
a a a a a a
Life Sciences Tools & Services
f,g
ICON plc ,
Term Loan, 3.313%, (3-month USD LIBOR + 2.25%),
7/03/28 ................................... Ireland 1,690,653 1,683,256 0.24

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Life Sciences Tools & Services (continued)
f,g
ICON plc (continued)
U.S. Term Loan, 3.313%, (3-month USD LIBOR +
2.25%), 7/03/28 ............................. Ireland 421,227 $ 419,384 0.06
2,102,640 0.30
a a a a a a
Metal & Glass Containers
g
Mauser Packaging Solutions Holding Co. , Initial Term
Loan , 3.705% , ( 1-month USD LIBOR + 3.25% ), 4/03/24 United States 3,413,626 3,353,034 0.47
g
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
3.488% , ( 1-month USD LIBOR + 3% ), 4/22/26 ...... United States 643,367 576,158 0.08
Banijay Entertainment SAS , USD Term Loan, B , 4.202% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .......... France 2,310,850 2,303,628 0.33
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
3.52% , ( 1-month USD LIBOR + 2.75% ), 5/18/25 ..... United States 1,182,240 1,161,551 0.16
4,041,337 0.57
a a a a a a
Multi-line Insurance
g
Acrisure LLC ,
First Lien, 2020 Term Loan, 4.264%, (1-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 2,631,313 2,596,777 0.36
First Lien, 2021-1 Additional Term Loan, 4.514%,
(1-month USD LIBOR + 3.75%), 2/15/27 .......... United States 778,696 773,346 0.11
First Lien, 2021-2 Additional Term Loan, 5.014%,
(1-month USD LIBOR + 4.25%), 2/15/27 .......... United States 767,308 763,153 0.11
4,133,276 0.58
a a a a a a
Oil & Gas Equipment & Services
g
Brand Energy & Infrastructure Services, Inc. , Initial Term
Loan , 5.396% , ( 3-month USD LIBOR + 4.25% ), 6/21/24 United States 1,643,076 1,565,868 0.22
Oil & Gas Storage & Transportation
g
Lucid Energy Group II Borrower LLC , Initial Term Loan ,
5% , ( 1-month USD LIBOR + 4.25% ), 11/24/28 ...... United States 1,496,250 1,485,342 0.21
g
Other Diversified Financial Services
Astra Acquisition Corp. , First Lien, Term Loan, B2 ,
6.014% , ( 1-month USD LIBOR + 5.25% ), 10/25/28 ... United States 1,669,045 1,610,629 0.23
f
Mercury Borrower, Inc. , First Lien, Initial Term Loan ,
4.563% , ( 3-month USD LIBOR + 3.5% ), 8/02/28 ..... United States 3,144,085 3,104,784 0.44
4,715,413 0.67
a a a a a a
Packaged Foods & Meats
g
Primary Products Finance LLC , CME Term Loan, B ,
4.651% , ( 3-month SOFR + 4% ), 4/01/29 .......... United States 689,655 687,845 0.10
g
Paper Packaging
Charter Next Generation, Inc. , First Lien, 2021 Initial
Term Loan , 4.514% , ( 1-month USD LIBOR + 3.75% ),
12/01/27 .................................. United States 2,377,141 2,368,441 0.33
Kleopatra Finco SARL , USD Term Loan, B , 5.554% ,
( 6-month USD LIBOR + 4.75% ), 2/12/26 .......... Luxembourg 3,347,641 3,010,081 0.43
f
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 4.264% ,
( 1-month USD LIBOR + 3.5% ), 9/24/28 ........... United States 2,393,985 2,339,833 0.33
7,718,355 1.09
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Personal Products
Conair Holdings LLC , First Lien, Initial Term Loan ,
4.756% , ( 3-month USD LIBOR + 3.75% ), 5/17/28 .... United States 4,057,443 $ 3,977,816 0.56
Coty, Inc. , USD Term Loan, B , 2.701% , ( 1-month USD
LIBOR + 2.25% ), 4/07/25 ...................... United States 838,939 818,641 0.12
Sunshine Luxembourg VII SARL , Term Loan, B3 , 4.756% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 5,460,912 5,420,938 0.76
10,217,395 1.44
a a a a a a
Pharmaceuticals
Bausch Health Cos., Inc. ,
f,h
CME Term Loan, B, TBD, 1/27/27 ................ United States 647,547 627,852 0.09
g
Initial Term Loan, 3.457%, (1-month USD LIBOR + 3%),
6/02/25 ................................... United States 903,288 900,280 0.13
f,g
Jazz Pharmaceuticals plc , Initial Dollar Term Loan ,
4.264% , ( 1-month USD LIBOR + 3.5% ), 5/05/28 ..... United States 2,473,799 2,473,180 0.35
g
Organon & Co. , Dollar Term Loan , 3.563% , ( 3-month
USD LIBOR + 3% ), 6/02/28 .................... United States 1,722,473 1,717,099 0.24
f,g
Perrigo Co. plc , Initial CME Term Loan, B , 3.14% ,
( 1-month SOFR + 2.5% ), 4/20/29 ................ United States 782,807 781,500 0.11
g
PetVet Care Centers LLC , First Lien, 2021 First Lien
Replacement Term Loan , 4.264% , ( 1-month USD
LIBOR + 3.5% ), 2/14/25 ....................... United States 3,129,738 3,114,090 0.44
9,614,001 1.36
a a a a a a
Property & Casualty Insurance
g
Asurion LLC ,
New Term Loan, B8, 4.014%, (1-month USD LIBOR +
3.25%), 12/23/26 ............................ United States 2,604,072 2,549,830 0.36
New Term Loan, B9, 4.014%, (1-month USD LIBOR +
3.25%), 7/31/27 ............................. United States 991,131 970,069 0.14
Second Lien, New Term Loan, B3, 6.014%, (1-month
USD LIBOR + 5.25%), 1/31/28 .................. United States 2,652,263 2,577,668 0.36
Second Lien, New Term Loan, B4, 6.014%, (1-month
USD LIBOR + 5.25%), 1/20/29 .................. United States 2,248,036 2,184,529 0.31
8,282,096 1.17
a a a a a a
g
Publishing
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% ,
( 3-month USD LIBOR + 4.75% ), 7/14/26 .......... United States 4,271,631 4,205,955 0.59
McGraw-Hill Education, Inc. , Initial Term Loan , 5.554% ,
( 3-month USD LIBOR + 4.75% ), 7/28/28 .......... United States 2,696,878 2,650,101 0.37
6,856,056 0.96
a a a a a a
Real Estate Services
g
Cushman & Wakefield U.S. Borrower LLC , Replacement
Term Loan , 3.514% , ( 1-month USD LIBOR + 2.75% ),
8/21/25 ................................... United States 1,039,394 1,030,393 0.15
Research & Consulting Services
f,g
Dun & Bradstreet Corp. (The) , Initial Term Loan , 3.918% ,
( 1-month USD LIBOR + 3.25% ), 2/06/26 .......... United States 1,877,786 1,866,285 0.26
g
Restaurants
Flynn Restaurant Group LP , First Lien, 2021 Term Loan ,
5.014% , ( 1-month USD LIBOR + 4.25% ), 11/22/28 ... United States 2,962,064 2,928,741 0.41
IRB Holding Corp. , 2022 Replacement CME Term Loan,
B , 3.75% , ( 3-month SOFR + 3% ), 12/15/27 ........ United States 2,437,019 2,407,324 0.34

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Restaurants (continued)
Whatabrands LLC , Initial Term Loan, B , 4.014% , ( 1-month
USD LIBOR + 3.25% ), 8/03/28 .................. United States 1,601,825 $ 1,586,624 0.22
6,922,689 0.97
a a a a a a
Retail REITs
g
Brookfield Property REIT, Inc. , Initial Term Loan, B , 3.3% ,
( 1-month USD LIBOR + 2.5% ), 8/27/25 ........... United States 1,003,768 990,830 0.14
g
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan ,
4.514% , ( 1-month USD LIBOR + 3.75% ), 5/12/28 .... United States 3,008,493 2,935,161 0.41
APX Group, Inc. , Initial Term Loan , 4.052% , ( 1-month
USD LIBOR + 3.5%; 3-month USD LIBOR + 2.5% ),
7/10/28 ................................... United States 2,474,342 2,450,217 0.35
f
Prime Security Services Borrower LLC , First Lien, 2021
Refinancing Term Loan, B1 , 3.5% , ( 3-month USD
LIBOR + 2.75% ), 9/23/26 ...................... United States 2,837,100 2,807,155 0.40
8,192,533 1.16
a a a a a a
g
Soft Drinks
f
Naked Juice LLC , First Lien, Initial CME Term Loan ,
4.001% , ( 3-month SOFR + 3.25% ), 1/24/29 ........ United States 726,834 714,114 0.10
f
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
4.506% , ( 3-month USD LIBOR + 3.5% ), 3/31/28 ..... United States 3,144,055 3,061,146 0.43
3,775,260 0.53
a a a a a a
g
Specialized Consumer Services
Pre-Paid Legal Services, Inc. , First Lien, Initial Term
Loan , 4.25% , ( 1-month USD LIBOR + 3.75% ), 12/15/28 United States 2,560,853 2,533,644 0.36
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.) ,
f
2019 Term Loan, 4.514%, (1-month USD LIBOR +
3.75%), 9/03/26 ............................. United States 2,440,765 2,432,052 0.34
Initial Term Loan, 4.014%, (1-month USD LIBOR +
3.25%), 12/31/25 ............................ United States 788,048 781,566 0.11
WW International, Inc. , Initial Term Loan , 4.264% ,
( 1-month USD LIBOR + 3.5% ), 4/13/28 ........... United States 760,362 686,606 0.10
6,433,868 0.91
a a a a a a
g
Specialized Finance
MPH Acquisition Holdings LLC , Initial Term Loan , 4.758% ,
( 3-month USD LIBOR + 4.25% ), 9/01/28 .......... United States 1,942,245 1,869,722 0.26
Red Planet Borrower LLC , Initial Term Loan , 4.756% ,
( 3-month USD LIBOR + 3.75% ), 10/02/28 ......... United States 2,121,617 2,103,944 0.30
Verscend Holding Corp. , Term Loan, B1 , 4.457% ,
( 1-month USD LIBOR + 4% ), 8/27/25 ............. United States 5,063,164 5,057,367 0.71
9,031,033 1.27
a a a a a a
g
Specialty Chemicals
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan ,
4.75% , ( 3-month USD LIBOR + 3.75% ), 12/12/25 .... United States 3,080,392 2,992,924 0.42
CPC Acquisition Corp. , First Lien, Initial Term Loan ,
4.756% , ( 3-month USD LIBOR + 3.75% ), 12/29/27 ... United States 1,678,579 1,594,650 0.23
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 5.022%, (1-month
SOFR + 4.5%), 3/15/29 ....................... United States 2,600,000 2,517,658 0.36
Second Lien, Initial CME Term Loan, 8.01%, (1-month
SOFR + 7.438%), 3/15/30 ..................... United States 837,209 803,721 0.11

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Specialty Chemicals (continued)
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 3.514% , ( 1-month USD LIBOR + 2.75% ), 1/29/26 .. United Kingdom 1,708,287 $ 1,692,810 0.24
f
PMHC II, Inc. , Initial CME Term Loan, B , 5.287% ,
( 3-month SOFR + 4.25% ), 4/21/29 ............... United States 4,700,000 4,435,625 0.63
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.5% ), 8/02/28 ...... United States 807,352 803,061 0.11
14,840,449 2.10
a a a a a a
g
Specialty Stores
f
Great Outdoors Group LLC , Term Loan, B2 , 4.514% ,
( 1-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 3,187,242 3,162,940 0.45
Michaels Cos., Inc. (The) , Term Loan, B , 5.256% ,
( 3-month USD LIBOR + 4.25% ), 4/15/28 .......... United States 3,200,995 2,929,918 0.41
f
Petco Health & Wellness Co., Inc. , First Lien, Initial Term
Loan , 4.256% , ( 3-month USD LIBOR + 3.25% ), 3/03/28 United States 2,096,222 2,079,190 0.29
PetSmart LLC , Initial Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 2/11/28 ...................... United States 3,302,218 3,279,103 0.46
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 5.317%,
(3-month USD LIBOR + 5%), 4/16/26 ............. United States 1,827,212 1,755,896 0.25
f
2019 Refinancing New Term Loan, B2, 4.817%,
(3-month USD LIBOR + 4.5%), 9/12/24 ........... United States 3,251,985 3,210,311 0.45
Woof Holdings, Inc. , First Lien, Initial Term Loan , 4.678% ,
( 3-month USD LIBOR + 3.75% ), 12/21/27 ......... United States 3,047,485 3,030,983 0.43
19,448,341 2.74
a a a a a a
g
Systems Software
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6% ,
( 3-month USD LIBOR + 5.25% ), 5/08/28 .......... United States 1,640,867 1,592,814 0.23
ConnectWise LLC , Initial Term Loan , 4.264% , ( 1-month
USD LIBOR + 3.5% ), 9/29/28 ................... United States 997,500 992,423 0.14
f
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 4.764%, (1-month USD
LIBOR + 4%), 10/16/26 ....................... United States 5,382,994 5,367,195 0.76
Second Lien, First Amendment Refinancing Term Loan,
7.764%, (1-month USD LIBOR + 7%), 2/19/29 ...... United States 2,050,664 2,034,433 0.29
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 4.264%,
(1-month USD LIBOR + 3.5%), 7/01/24 ........... United States 3,946,432 3,937,691 0.56
Second Lien, 2021 Refinancing Term Loan, 7.014%,
(1-month USD LIBOR + 6.25%), 7/07/25 .......... United States 30,303 30,265 0.00
†
Idera, Inc. , First Lien, Term Loan, B1 , 4.52% , ( 1-month
USD LIBOR + 3.75% ), 3/02/28 .................. United States 4,109,826 4,065,049 0.57
Ivanti Software, Inc. ,
f
First Lien, 2021 Specified Refinancing Term Loan, 5%,
(3-month USD LIBOR + 4.25%), 12/01/27 ......... United States 2,590,000 2,538,407 0.36
First Lien, First Amendment Term Loan, 4.75%,
(1-month USD LIBOR + 4%), 12/01/27 ............ United States 93,336 91,602 0.01
McAfee Corp. , CME Term Loan, B1 , 4.5% , ( 1-month
SOFR + 4% ), 3/01/29 ......................... United States 2,116,935 2,064,012 0.29
Perforce Software, Inc. , First Lien, New Term Loan ,
4.514% , ( 1-month USD LIBOR + 3.75% ), 7/01/26 .... United States 886,233 876,737 0.12
Quest Software US Holdings, Inc. , First Lien, Initial Term
Loan , 4.75% , ( 3-month PRIME + 4.25% ), 2/01/29 .... United States 3,200,000 3,146,880 0.44
Sovos Compliance LLC , First Lien, Initial Term Loan ,
5.264% , ( 1-month USD LIBOR + 4.5% ), 8/11/28 ..... United States 1,901,589 1,902,911 0.27

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Systems Software (continued)
f
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien,
Third Amendment Term Loan , 5.184% , ( 3-month USD
LIBOR + 4% ), 4/24/28 ........................ United States 4,685,669 $ 4,634,244 0.65
33,274,663 4.69
a a a a a a
g
Technology Hardware, Storage & Peripherals
Electronics for Imaging, Inc. , First Lien, Initial Term Loan ,
5.764% , ( 1-month USD LIBOR + 5% ), 7/23/26 ...... United States 1,955,828 1,904,077 0.27
Magenta Buyer LLC , First Lien, Initial Term Loan , 6.23% ,
( 3-month USD LIBOR + 5% ), 7/27/28 ............. United States 2,708,143 2,674,291 0.38
4,578,368 0.65
a a a a a a
g
Trucking
Avis Budget Car Rental LLC , New Term Loan, B , 2.52% ,
( 1-month USD LIBOR + 1.75% ), 8/06/27 .......... United States 890,130 871,771 0.12
PECF USS Intermediate Holding III Corp. , Initial Term
Loan , 4.758% , ( 3-month USD LIBOR + 4.25% ),
12/15/28 .................................. United States 3,945,525 3,893,741 0.55
4,765,512 0.67
a a a a a a
Total Senior Floating Rate Interests (Cost $597,978,110) ..................
582,131,599 82.19
Shares/Units
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $673,966,473) ........................
650,773,631 91.88
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
j
Joint Repurchase Agreement, 0.209%, 5/02/22 (Maturity Value
$99,542,841)
BNP Paribas Securities Corp. (Maturity Value $58,591,911)
Deutsche Bank Securities, Inc. (Maturity Value $3,452,146)
HSBC Securities (USA), Inc. (Maturity Value $37,498,784)
Collateralized by U.S. Government Agency Securities, 1.75% - 6%,
12/20/24 - 10/20/51; U.S. Treasury Bonds, 7.5% - 7.63%, 11/15/24
- 2/15/25; U.S. Treasury Notes, 0.38% - 2%, 10/31/22 - 8/31/27 and
U.S. Cash Management Bill, Discount Note, 0.00%, 5/17/22 (valued at
$101,762,199) ............................................ 99,541,111 99,541,111 14.05
Total Repurchase Agreements (Cost $99,541,111) ........................
99,541,111 14.05
a a a
Total Short Term Investments (Cost $99,541,111 ) .........................
99,541,111 14.05
a
Total Investments (Cost $773,507,584) ..................................
$750,314,742 105.93
Other Assets, less Liabilities ...........................................
(42,031,774) (5.93)
Net Assets ...........................................................
$708,282,968 100.00

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 37 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 5 regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $12,988,107, representing 1.8% of net assets.
e
Income may be received in additional securities and/or cash.
f
A portion or all of the security purchased on a delayed delivery basis.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
Defaulted security or security for which income has been deemed uncollectible.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 29, 2022, all repurchase agreements had been entered into on that date.

Franklin Floating Rate Master Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange
(NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustee (the
Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2022, investments in “affiliated companies” were as follows:

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of Investments.
At April 30, 2022, unfunded commitments were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. $ 14,630,532 $ — $ (18,278,855) $ 10,885,365 $ (7,237,042) $ —
a
— $ —
Quarternorth Energy
Holding Inc ....... — 38,667,723
b
— — 4,548,787 43,216,510 331,161 1,701,617
Quarternorth Energy
Holding, Inc., 2/01/49 — 19,032,373 (4,178,680) (398,874) 1,199,570 15,654,389 119,957 —
Interest
QuarterNorth Energy
Holding Inc.-Initial New
Loan ........... — — — — 14,982,691 14,982,691 14,898,885 901,383
c
Total Affiliated Securities
(Value is 9.4% of Net
Assets) .......... $14,630,532 $57,700,096 $(22,457,535) $10,486,491 $13,494,006 $73,853,590 $2,603,000
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. 13,802,215 — (17,243,995) 11,321,757 (7,879,977) —
a
— —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $13,802,215 $— $(17,243,995) $11,321,757 $(7,879,977) $— $—
a
As of April 30, 2022, no longer held by the fund.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
C
Includes non-cash dividend/interest received.
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
athenahealth Group Inc. $ 1,014,49 3
Aveanna Healthcare LLC 498,969
Dermatology Intermediate Holdings III, Inc. 149,33 5
Medical Solutions Holdings, Inc. 391,79 5
Osmosis Buyer Ltd. 226,263
Perrigo Co. plc 447,318
Sovos Compliance LLC 329,210
Thrasio LLC 900,000
$ 3,9 57 , 383
3. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2022, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Borrower Unfunded Commitment
Franklin Floating Rate Income Fund
athenahealth Group Inc. $ 954,924
Aveanna Healthcare LLC 405,092
Dermatology Intermediate Holdings III, Inc. 176,609
Medical Solutions Holdings, Inc. 206,02 6
Osmosis Buyer Ltd. 467,50 6
Perrigo Co. plc 540,277
Thrasio LLC 2,250,000
$ 5 , 000 , 434
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $ 79,428,569 $ 249,922,864 $ (249,395,406) $ — $ — $ 79,956,027 79,956,027 $ 3,941
Total Affiliated Securities ... $79,428,569 $249,922,864 $(249,395,406) $— $— $79,956,027 $3,941
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 3,652,178 $ — $ — $ — $ 110,812 $ 3,762,990 461,717 $ 121,345
Franklin Liberty Senior Loan ETF 21,343,063 — (6,968,578) (85,226) (109,637) 14,179,622 578,288 405,124
Total Affiliated Securities ... $24,995,241 $— $(6,968,578) $(85,226) $1,175 $17,942,612 $526,469
4. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 60,641 $ — $ 60,641
Machinery ............................ — 2,397,276 — 2,397,276
Oil, Gas & Consumable Fuels ............. — 43,216,510 — 43,216,510
Road & Rail .......................... — — 95,300 95,300
Preferred Stocks ........................ — 312,895 — 312,895
Warrants :
Machinery ............................ — — 21,342 21,342
Oil, Gas & Consumable Fuels ............. — 15,654,389 — 15,654,389
Corporate Bonds ........................ — — 14,194,769 14,194,769
Senior Floating Rate Interests ............... — 671,464,570 1,717,329 673,181,899
Short Term Investments ................... 79,956,027 — — 79,956,027
Total Investments in Securities ........... $79,956,027 $733,106,281 $16,028,740 $829,091,048
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 3,150 $ — $ 3,150
Total Other Financial Instruments ......... $— $3,150 $— $3,150
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 42,818 $ — $ 42,818
Total Other Financial Instruments ......... $— $42,818 $— $42,818
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery .................... $ — $ 8,848,371 $ — $ 8,848,371
Leisure Facilities ....................... — 71,610 — 71,610
Oil & Gas Exploration & Production ......... — 14,587,159 — 14,587,159
Paper Products ........................ — — — —
Trucking ............................. — — 72,447 72,447
Management Investment Companies :
Asset Management & Custody Banks ....... 16,712,297 3,762,990 — 20,475,287
Preferred Stocks ........................ — 369,480 — 369,480
Rights ................................ — — — —
Warrants .............................. — — 2,450 2,450
Corporate Bonds :
Airlines .............................. — 3,089,277 — 3,089,277
Broadcasting ......................... — 1,076,602 — 1,076,602
Communications Equipment .............. — 579,971 — 579,971
Construction Materials .................. — 707,918 — 707,918
Diversified Chemicals ................... — 952,188 — 952,188
Integrated Telecommunication Services ...... — 1,759,509 — 1,759,509
Multi-line Insurance ..................... — 463,212 — 463,212
6. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series (continued)
Assets:
Corporate Bonds:
Oil & Gas Equipment & Services ........... $ — $ 243,752 $ — $ 243,752
Oil & Gas Storage & Transportation ......... — 435,946 — 435,946
Paper Packaging ...................... — 1,030,536 — 1,030,536
Specialized Consumer Services ........... — 951,012 — 951,012
Specialized Finance .................... — 420,357 — 420,357
Specialty Chemicals .................... — 569,866 — 569,866
Specialty Stores ....................... — 390,798 — 390,798
Trucking ............................. — 448,135 10,791,175 11,239,310
Wireless Telecommunication Services ....... — 304,974 — 304,974
Senior Floating Rate Interests ............... — 581,013,105 1,118,494 582,131,599
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 99,541,111 — 99,541,111
Total Investments in Securities ........... $16,712,297 $721,617,879 $11,984,566 $750,314,742
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 2,671 $ — $ 2,671
Total Other Financial Instruments ......... $— $2,671 $— $2,671
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $ 32,201 $— $32,201
$— $— $— $—
Total Other Financial Instruments ......... $— $32,201 $— $32,201
a
Includes securities determined to have no value at April 30, 2022.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Paper & Forest Products $ 14,630,532 $ — $ (18,278,855) $ — $ — $ — $ 10,885,365 $ (7,237,042) $ — $ —
Road & Rail ....... —
c
— — — — — — 95,300 95,300 95,300
Rights :
Energy Equipment &
Services ........ 1,299,513 — (1,434,946) — — — — 135,433 — —
Warrants :
Machinery ......... 4,846 — — — — — — 16,496 21,342 16,496
Corporate Bonds :
Road & Rail ....... 13,289,113 — — — — 1,099,513 — (193,857) 14,194,769 (193,857)
Senior Floating Rate
Interests :
Household Products .. 2,299,977 — (447,116) — — — 10,297 (145,829) 1,717,329 (510,201)
6. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund (continued)
Assets:
Investments in Securities:
Escrows and Litigation
Trusts ........... $ —
c
$ — $ (14,820) $ — $ — $ — $14,820 $— $ — $ —
Total Investments in
Securities ............ $31,523,981 $— $(20,175,737) $— $— $1,099,513 $10,910,482 $(7,329,499) $16,028,740 $(592,262)
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Paper Products ..... $ 13,802,215 $ — $ (17,243,995) $ — $ — $ — $ 11,321,757 $ (7,879,977) $ — $ —
Trucking .......... —
c
— — — — — — 72,447 72,447 72,447
Rights
Oil & Gas Equipment &
Services ........ 499,215 — (553,057) — — — — 53,842 — —
Warrants
Industrial Machinery .. 556 — — — — — — 1,894 2,450 1,894
Corporate Bonds
Trucking .......... 10,102,676 — — — — 772,252 — (83,753) 10,791,175 (83,753)
Senior Floating Rate
Interests
Household Products .. 1,497,972 — (291,206) — — — 1,750 (90,022) 1,118,494 —
Escrows and Litigation
Trusts ........... —
c
— (77,456) — — — 77,456 — —
c
(332,293)
Total Investments in Securities . $25,902,634 $— $(18,165,714) $— $— 772,252 11,400,963 (7,925,569) $11,984,566 (341,705)
6. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail................................ $14,194,769 Discounted cash flow Discount rate 15.9% Decrease
Free cash flow $14.2 mil Increase
Senior Floating Rate Interests:
Household Products.................... 1,717,329 Recovery value Asset value estimate $10.8 mil Increase
b
All Other Investments..................  116,642
c
Total.............................................. $16,028,740
Franklin Floating Rate Masters Series
Assets:
Investments in Securities:
Corporate Bonds:
Trucking................................ $10,791,175 Discounted cash flow Discount rate 15.9% Decrease
Free cash flow $10.8 mil Increase
Senior Floating Rate Interests:
Household Products................ 1,118,494 Recovery value Asset value estimate $11.6 mil Increase
d
All Other Investments............... 74,897
c,e
Total..................................... $11,984,566
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
d
Represents a significant impact to fair value but not net assets.
e
Includes securities determined to have no value at April 30, 2022
Cu r rency
USD
United States Dollar
Selected Portfolio
ETF
Exchange-Traded Fund
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.